Segment Information (Details) - Schedule of chief operating decision-maker for the reportable segments - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Security Convergence [Member]
Segment Information (Details) - Schedule of chief operating decision-maker for the reportable segments [Line Items]
Revenue from external customers		$ 12,710,421	$ 12,055,359	$ 8,904,431
Inter-segment revenue		149,771	253,027	78,359
Total segment revenue		12,860,192	12,308,386	8,982,790
Segment loss before tax		(2,848,847)	(1,178,204)	(1,460,395)
Segment including :
Depreciation		2,490,896	2,146,285	1,305,525
Amortization		967,557	743,540	639,493
Interest income		(9,861)	(1,827)	(2,993)
Interest expense		221,215	207,329	181,485
Tax expense (benefit)		81,248	(22,795)	5,557
Segment assets		22,387,916	30,187,283	19,383,305
Segment liabilities		21,790,810	27,663,770	16,991,493
Video IoT [Member]
Segment Information (Details) - Schedule of chief operating decision-maker for the reportable segments [Line Items]
Revenue from external customers		9,698,387	30,187,504	36,508,158
Inter-segment revenue		826,548	1,327,955	1,417,953
Total segment revenue		10,524,935	31,515,459	37,926,111
Segment loss before tax		(6,750,899)	(6,095,996)	(2,421,047)
Segment including :
Depreciation		3,447,091	4,239,714	3,793,462
Amortization		720,061	1,617,469	2,047,466
Interest income		(36,235)	(26,683)	(112,510)
Interest expense		336,045	336,965	279,633
Tax expense (benefit)		346,946	(216,817)	(73,476)
Segment assets		30,228,118	70,605,865	95,515,296
Segment liabilities		26,070,168	56,571,772	80,997,115
Other segment [Member]
Segment Information (Details) - Schedule of chief operating decision-maker for the reportable segments [Line Items]
Revenue from external customers	[1]
Inter-segment revenue	[1]
Total segment revenue	[1]
Segment loss before tax	[1]	(77,507,110)	(1,512,539)	(2,114,314)
Segment including :
Depreciation	[1]	180		208,594
Amortization	[1]			211,016
Interest income	[1]	(189,816)	(9,359)	(43,772)
Interest expense	[1]	278,013	122,055
Tax expense (benefit)	[1]	2,174	1,167	(6,984)
Segment assets	[1]	45,236,856	69,274,230	58,301,453
Segment liabilities	[1]	19,088,347	14,098,995	1,905,413
Adjustment and write-off [Member]
Segment Information (Details) - Schedule of chief operating decision-maker for the reportable segments [Line Items]
Revenue from external customers	[2]
Inter-segment revenue	[2]	(976,319)	(1,580,982)	(1,496,312)
Total segment revenue	[2]	(976,319)	(1,580,982)	(1,496,312)
Segment loss before tax	[2]
Segment including :
Depreciation	[2]
Amortization	[2]
Interest income	[2]
Interest expense	[2]
Tax expense (benefit)	[2]
Segment assets	[2]	(32,592,012)	(75,136,675)	(80,912,612)
Segment liabilities	[2]	(30,231,630)	(49,332,937)	(61,106,421)
Consolidation [Member]
Segment Information (Details) - Schedule of chief operating decision-maker for the reportable segments [Line Items]
Revenue from external customers		22,408,808	42,242,863	45,412,589
Inter-segment revenue
Total segment revenue		22,408,808	42,242,863	45,412,589
Segment loss before tax		(87,106,856)	(8,786,739)	(5,995,756)
Segment including :
Depreciation		5,938,167	6,385,999	5,307,581
Amortization		1,687,618	2,361,009	2,897,975
Interest income		(235,912)	(37,869)	(159,275)
Interest expense		835,273	666,349	461,118
Tax expense (benefit)		430,368	(238,445)	(74,903)
Segment assets		65,260,878	94,930,703	92,287,442
Segment liabilities		$ 36,717,695	$ 49,001,600	$ 38,787,600

[1]	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.
[2]	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.